Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes
Related Party Transactions

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies.  Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.  The Company reimbursed CMFG Life $1,517 and $897 for these expenses for the nine months ended September 30, 2013 and 2012, respectively; they are included in operating and other expenses. The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services.  MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.  The Company utilizes CUNA Brokerage Services, Inc. (“CBSI”), an affiliate, to distribute its single premium deferred annuity and pays a commission for this service.

Amounts receivable from affiliate at September 30, 2013 are due from CMFG Life for commissions related to the Company’s single premium deferred annuity product and purchases of annuities when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred annuity and at December 31, 2012 were due from CMFG Life for policy loans transferred.

Amounts payable to affiliates are shown in the following table:

	September 30,	December 31,
	2013	2012

Due to:
CMFG Life Insurance Company	$ 1,338	$ 211
CUNA Brokerage Services, Inc	1,531	-
MEMBERS Capital Advisors, Inc.	16	5

Total	$ 2,885	$ 216

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.

Note 6:  Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities.  In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies.  Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies.  The Company reimbursed CMFG Life $1,044, $665 and $484 for these expenses in 2012, 2011 and 2010, respectively; they are included in operating and other expenses. The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services.  MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company.

Amounts receivable from affiliate are due from CMFG Life for policy loans transferred.

Amounts payable to affiliates are shown in the following table:

	2012	2011

Due to:
CMFG Life Insurance Company	$ 211	$ 156
MEMBERS Capital Advisors, Inc.	5	4

Total	$ 216	$ 160

On November 30, 2012, the Company returned capital to CMIC of $18,000, which consisted of $296 in cash and $17,704 in fair value of debt securities, which resulted in a realized gain of $1,414.

See Note 7 regarding a reinsurance agreement entered into by the Company and CMFG Life.